Annual Total Returns - Dow 2x Strategy Fund (Class H) [BarChart] - Class H - Dow 2x Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	8.42%
2012	16.34%
2013	61.52%
2014	16.39%
2015	(4.63%)
2016	30.05%
2017	57.88%
2018	(13.85%)
2019	47.46%
2020	1.93%